Fair Value Measurements (Tables)	12 Months Ended
Jul. 01, 2017
Fair Value Disclosures [Abstract]
Fair Value Measurements of Assets and Liabilities
The following table shows the fair value measurements of the Company’s financial assets and liabilities at July 1, 2017 and July 2, 2016:

	Level 1		Level 2		Level 3
	July 1, 2017	July 2, 2016	July 1, 2017	July 2, 2016	July 1, 2017	July 2, 2016
	(millions)
Assets:
Cash equivalents(1)	$760.0	$197.9	$226.0	$0.4	$—	$—
Short-term investments:
Time deposits(2)	—	—	0.6	0.6	—	—
Commercial paper(2)	—	—	68.8	54.8	—	—
Government securities - U.S.(2)	130.4	119.9	—	11.8	—	—
Corporate debt securities - U.S.(2)	—	—	116.2	161.4	—	—
Corporate debt securities - non U.S.(2)	—	—	92.6	111.5	—	—
Other	—	—	2.1	0.4	—	—
Long-term investments:
Corporate debt securities - U.S.(3)	—	—	46.9	64.2	—	—
Corporate debt securities - non U.S.(3)	—	—	28.2	33.9	—	—
Derivative Assets:
Inventory-related instruments(4)	—	—	3.5	0.2	—	—
Intercompany loan hedges(4)	—	—	—	0.4	—	—
Liabilities:
Contingent earnout obligation(5)	$—	$—	$—	$—	$—	$28.4
Derivative liabilities:
Inventory-related instruments(4)	—	—	1.0	11.0	—	—
Intercompany loan hedges(4)	—	—	0.7	0.1	—	—

(1)
Cash equivalents consist of money market funds and time deposits with maturities of three months or less at the date of purchase. Due to their short term maturity, management believes that their carrying value approximates fair value.

(2)	Short-term available-for-sale investments are recorded at fair value, which approximates their carrying value, and are primarily based upon quoted vendor or broker priced securities in active markets.

(3)	Fair value is primarily determined using vendor or broker priced securities in active markets. These securities have maturity dates between calendar years 2018 and 2019.

(4)
The fair value of these hedges is primarily based on the forward curves of the specific indices upon which settlement is based and includes an adjustment for the counterparty’s or Company’s credit risk.

(5)
As part of the purchase agreement for the Stuart Weitzman acquisition, the Company would be required to pay a potential earnout of $44.1 million if the Stuart Weitzman brand achieves certain revenue targets. As the Company does not expect to achieve these revenue targets, the Company recorded a reversal of an accrual of $35.2 million in SG&A, during the fourth quarter of fiscal 2017, as the payout is not expected.

Reconciliation of the Assets Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs
The following table presents a reconciliation of the liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended July 1, 2017 and July 2, 2016. Level 3 liabilities consisted of the contingent earnout obligation related to the Stuart Weitzman acquisition.

	July 1,	July 2,
	2017	2016
	(millions)
Beginning of year	$28.4	$19.4
Increase to contingent earnout obligation	6.8	9.0
Reversal of contingent earnout obligation	(35.2)	—
End of year	$—	$28.4